Consolidated Statement of Cash Flows - USD ($)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (102,953)	$ (167,096)
Adjustment for
Depreciation of property, plant and equipment	4,579	7,715
Total	(98,376)	(159,383)
Changes in operating assets and liabilities:
Accounts receivable	(37,965)	(40,556)
Accrued liabilities, other payables and deposits received	33,370	14,363
Inventories on hand	1,667	(43,735)
Net cash used in operating activities	(101,304)	(229,311)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,944)	(97,993)
Net cash used in investing activities	(1,944)	(97,993)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuance in private placement	202,600	5,400
Advances from directors	1,321	1
Advances from related parties	(44,027)	323,286
Net cash provided from financing activities	159,894	328,687
Effect of exchange rate changes on cash and cash equivalent	(1,714)	6,412
Net increase in cash and cash equivalents	54,923	7,795
Cash and cash equivalents, beginning of period	7,795
CASH AND CASH EQUIVALENTS, END OF PERIOD	62,727	7,795
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid